SMALL BUSINESS ASSOCIATION LOAN	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
SMALL BUSINESS ASSOCIATION LOAN

NOTE 4 – SMALL BUSINESS ASSOCIATION LOAN

The Company secured a federal Small Business Association loan on May 1, 2010. The loan requires monthly payments of principle and interest of $120 over a 10-year period and has a variable interest rate of 4.75% above the prime rate listed in the Wall Street Journal. The effective interest rate as of March 31, 2015 and 2014 was 7.75%.

The five-year maturities are as follows:

2015	$987
2016	1,057
2017	1,132
2018	1,213
2019	1,299
Thereafter	563
$6,251

NOTE 5 – SMALL BUSINESS ASSOCIATION LOAN

The Company secured a federal Small Business Association loan on May 1, 2010. The loan requires monthly payments of principle and interest of $120 over a 10 year period and has a variable interest rate of 4.75% above the prime rate listed in the Wall Street Journal. The effective interest rate as of December 31, 2014 and 2013 was 7.75% and 7.75%, respectively.

The five year maturities are as follows:

2015	$987
2016	1,057
2017	1,132
2018	1,213
2019	1,299
Thereafter	563
$6,251